Leases	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Leases
8.	Leases

Operating leases as lessee

As of June 30, 2023 and December 31, 2022, the Company has operating leases recorded on its consolidated balance sheets for certain office spaces and warehouses that expire on various dates through 2032. When determining the lease term, the Company considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. The Company’s lease arrangements may contain both lease and non-lease components. The Company has separately accounted for lease and non-lease components based on their nature. Payments under the Company’s lease arrangement are fixed.

The following tables shows ROU assets and lease liabilities, and the associated financial statement line items:

	As of June 30, 2023	As of December 31, 2022

Assets
Operating lease right-of-use assets, net	$21,130	$27,880

Liabilities
Operating lease liabilities, current	$7,382	$9,634
Operating lease liabilities, non-current	$13,401	$17,507

Weighted average remaining lease term (in years)	5.9	5.1
Weighted average discount rate (%)	5.82	5.78

Information related to operating lease activities during the six months ended June 30, 2023 and 2022 are as follows:

	Six months ended June 30,
	2023	2022

Operating lease right-of-use assets obtained in exchange for lease liabilities	$1,725	$3,396

Operating lease expense
Amortization of right-of-use assets	4,515	4,381
Interest of lease liabilities	694	859
Total	$5,209	$5,240

Maturities of lease liabilities were as follows:

Lease Liabilities

Twelve months ending June 30,
2024	$7,598
2025	5,314
2026	3,592
2027	1,841
2028	1,705
Thereafter	3,845
Total lease payments	23,895
Less: imputed interest	(3,112)
Total	$20,783